Subsequent Events (Details) - USD ($)				3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 01, 2022	Oct. 31, 2022	Oct. 25, 2022	Mar. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Sep. 20, 2022	Mar. 21, 2022	Feb. 01, 2021	Dec. 31, 2020
Subsequent Events (Details) [Line Items]
Share price (in Dollars per share)					$ 9.98	$ 9.74			$ 10
Common Stock, Shares, Issued					1,537,500	1,537,500				0
Due to related parties					$ 201,953	$ 111,953
Stock redeemed during the period, shares					5,159,287
Redemption price per share					$ 10.07
Stock redeemed during the period, value				$ (57,457,258)	$ 51,978,834	(57,500,000)
Working capital					$ 1,629,184	$ 125,317		$ 300,000
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, New Issues				5,750,000		5,750,000
Stock redeemed during the period, shares				(5,750,000)		(5,750,000)
Stock redeemed during the period, value				$ (575)		$ (575)
Sponsor [Member]
Subsequent Events (Details) [Line Items]
Working capital							$ 100,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Stock terminated during period, shares		1,500,000
Stock terminated during period, value		$ 15,000,000
Working capital								$ 300,000
Subsequent Event [Member] | Knight Family [Member]
Subsequent Events (Details) [Line Items]
Stock transferred during period shares	20,167
Subsequent Event [Member] | Ingalls [Member]
Subsequent Events (Details) [Line Items]
Common Stock, Shares, Issued	28,950
Due to related parties	$ 150,000
Subsequent Event [Member] | Warrant Shares PIPE Subscription Agreements [Member]
Subsequent Events (Details) [Line Items]
Sale of stock, pricer per share		$ 10
Subsequent Event [Member] | Warrant Shares PIPE Subscription Agreements [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Aggregate amount (in Dollars)	$ 3,025,000	$ 3,025,000
Share price (in Dollars per share)		$ 0.01
Subsequent Event [Member] | Warrant Shares PIPE Subscription Agreements [Member] | PIPE Financing Warrants [Member]
Subsequent Events (Details) [Line Items]
Sale of stock, number of shares issued in transaction		281,325
Subsequent Event [Member] | Warrant Shares PIPE Subscription Agreements [Member] | PIPE Shares [Member]
Subsequent Events (Details) [Line Items]
Sale of stock, number of shares issued in transaction		302,500
Subsequent Event [Member] | Bridge Loan PIPE Subscription Agreements [Member]
Subsequent Events (Details) [Line Items]
Aggregate amount (in Dollars)		$ 1,750,000
Share price (in Dollars per share)		$ 0.01
Subsequent Event [Member] | Bridge Loan PIPE Subscription Agreements [Member] | PIPE Financing Warrants [Member]
Subsequent Events (Details) [Line Items]
Sale of stock, number of shares issued in transaction		164,218
Subsequent Event [Member] | Bridge Loan PIPE Subscription Agreements [Member] | PIPE Shares [Member]
Subsequent Events (Details) [Line Items]
Sale of stock, number of shares issued in transaction		176,579
Subsequent Event [Member] | Frost Gamma Investments Trust [Member]
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, New Issues			450,000
Number of business days to repurchase shares from the closing of the Business Combination			60 days
Subsequent Event [Member] | Sponsor [Member]
Subsequent Events (Details) [Line Items]
Common Stock, Shares, Issued	77,200
Due to related parties	$ 400,000